Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties

The following table details balances payable to related parties:

	As of December 31,	As of December 31,
	2024	2023
Trade payables and accrued liabilities
Directors’ remuneration	124	112
Director and senior management incentive plan	1,609	1,567
	1,733	1,679

Schedule of Compensation of Key Management and Directors	The remuneration paid to directors and other members of key management personnel are as follows:
	Year ended December 31,
	2024	2023
Short-term benefits	1,563	1,520
Termination payments	4,114	—
Share-based payments	10,891	9,169
	16,568	10,689